Financial and capital risks management (Cash flow interest rate risk) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
50 basis points higher of interest rates on borrowings [member] | RMB [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	¥ 1,002	¥ 812
50 basis points higher of interest rates on borrowings [member] | US$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	43	48
50 basis points lower of interest rates on borrowings [member] | RMB [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	(1,002)	(812)
50 basis points lower of interest rates on borrowings [member] | US$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	(43)	(48)
100 basis points higher of interest rates on borrowings [member] | S$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	62	70
100 basis points lower of interest rates on borrowings [member] | S$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	¥ (62)	¥ (70)